Condensed financial information of the Company (Condensed Statements of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 80,111,405	$ 79,462,680	$ 66,481,585
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	1,710,070	324,612	(2,234,635)
Stock based compensation expense	4,894,478	7,828,255	3,774,826
Amortization of deferred charges	6,049,202	7,732,038	2,378,767
Loss on extinguishment of debt	15,879,702	12,123,750	0
Other deposits and prepayments	275,227,746	(258,358,536)	(114,766,016)
Other current assets	(2,783,559)	326,254	656,158
Other payable and accrued liabilities	91,455,504	101,375,219	38,869,980
Payroll and welfare payables	6,408,972	(2,073,425)	5,791,340
Amount due from related parties	(128,319,422)	(45,409,421)	62,518,780
Net cash (used in) /provided by operating activities	139,712,972	(159,881,300)	(4,535,075)
Cash flows from financing activities:
Proceeds from short-term bank loans	256,681,062	203,622,120	584,233,410
Repayments of short-term bank loans	(51,330,241)	(444,479,915)	(576,757,761)
Proceeds from other long-term debts	788,220,956	612,307,593	485,351,457
Repayment of other long-term debts	(236,322,138)	(369,338,675)	(17,854,351)
Purchase of treasury shares	(14,058,280)	(29,688,648)	(3,349,172)
Dividends to shareholders	(26,090,734)	(20,545,257)	(14,751,703)
Deferred charges	(23,254,595)	(10,725,482)	(3,104,812)
Purchase of shares under RSU plan	0	(4,003,999)	(3,259,998)
Loss on extinguishment of debt	(13,000,000)	(12,123,750)	0
Proceeds from exercise of stock options	6,111,912	1,454,020	48,400
Net cash provided by financing activities	942,144,670	375,230,167	306,282,098
Cash and cash equivalents, at beginning of year	578,244,378	387,528,092	140,494,754
CASH AND CASH EQUIVALENTS, AT END OF YEAR	894,551,480	578,244,378	387,528,092
Parent Company [Member]
Cash flows from operating activities:
Net income	63,627,551	72,977,548	66,482,107
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(154,361,010)	(170,106,573)	(135,356,276)
Stock based compensation expense	4,266,373	7,085,958	3,326,175
Amortization of deferred charges	4,036,412	7,067,935	2,378,767
Loss on extinguishment of debt	15,879,702	12,123,750	0
Other deposits and prepayments	0	2,389,045	(615,013)
Other current assets	(2,214)	2,320	233,446
Other payable and accrued liabilities	4,874,134	3,679,102	(521,582)
Payroll and welfare payables	2,893,230	119,168	0
Amount due from related parties	(561,872)	0	0
Net cash (used in) /provided by operating activities	(59,347,694)	(64,661,747)	(64,072,376)
Cash flows from financing activities:
Changes in due from a subsidiary	(326,904,897)	181,515,577	(6,809,170)
Proceeds from short-term bank loans	24,294,636	0	207,805,203
Repayments of short-term bank loans	0	(146,208,974)	(115,603,302)
Proceeds from long-term bank loans	0	23,250,000	0
Proceeds from other long-term debts	603,179,617	300,000,000	0
Repayment of other long-term debts	(201,002,731)	(186,164,616)	0
Purchase of treasury shares	(14,058,280)	(29,688,648)	(3,349,172)
Dividends to shareholders	(26,090,734)	(20,545,257)	(14,751,704)
Deferred charges	(13,952,084)	(7,621,208)	(3,104,812)
Purchase of shares under RSU plan	0	(4,003,999)	(3,259,998)
Loss on extinguishment of debt	(13,000,000)	(12,123,750)	0
Proceeds from exercise of stock options	6,111,912	1,454,020	48,400
Net cash provided by financing activities	38,577,439	99,863,145	60,975,445
Net (decrease)/increase in cash and cash equivalents	(20,770,255)	35,201,398	(3,096,931)
Cash and cash equivalents, at beginning of year	36,497,233	1,295,835	4,392,766
CASH AND CASH EQUIVALENTS, AT END OF YEAR	$ 15,726,978	$ 36,497,233	$ 1,295,835